Loans and Financial Liabilities - Unsecured Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Sep. 30, 2017	May 31, 2015	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Feb. 28, 2018
Disclosure of detailed information about borrowings [line items]
Unsecured notes					$ 2,031,703	$ 2,031,703	$ 2,274,651
Loan					2,349,689	2,349,689	2,043,773
2025 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes				$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 275,000
Secured Notes, fixed rate				6.25%	6.25%	6.25%	6.25%
Loan maturity				2025		2025	2025
Unsecured notes payment description						semi-annual interest payments
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes					$ 825,000	$ 825,000	$ 825,000
Secured Notes, fixed rate			5.875%		5.875%	5.875%	5.875%
Loan maturity			2027			2027	2027
Unsecured notes payment description						semi-annual interest payments
Interest expense					$ 3,600	$ 3,600
2029 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes		$ 500,000			$ 500,000	$ 500,000	$ 500,000
Secured Notes, fixed rate		7.00%			7.00%	7.00%	7.00%
Loan maturity		2029				2029	2029
Unsecured notes payment description		semi-annual interest payments
2029 VCL Notes | Semi-Annual Interest Payments
Disclosure of detailed information about borrowings [line items]
Unsecured notes		$ 500,000
2031 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes	$ 720,000						$ 720,000
Secured Notes, fixed rate	9.125%				9.125%	9.125%	9.125%
Loan maturity	2031					2031	2031
Percentage of secured vessel financings						80.00%
Unsecured notes payment description						semi-annual interest payments
2033 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes			$ 550,000		$ 1,700,000	$ 1,700,000
Secured Notes, fixed rate					5.875%	5.875%
Loan maturity						2033